GENERAL AND ADMINISTRATIVE EXPENSES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
GENERAL AND ADMINISTRATIVE EXPENSES
Allowance for expected credit losses		Rp 2,344	Rp 1,899	Rp 2,208
General expenses		1,805	1,651	1,792
Professional fees		981	793	823
Training, education, and recruitment		308	461	463
Travelling		275	410	415
Social contribution		223	200	181
Collection expenses		193	176	157
Meeting		184	276	233
Others (each below Rp75 billion)		251	341	322
Total	$ 467	Rp 6,564	Rp 6,207	Rp 6,594